Stockholders' Equity - Warrants (Details)	2 Months Ended	12 Months Ended
	Mar. 02, 2021 $ / shares	Dec. 31, 2020 D $ / shares shares	Jun. 30, 2021 $ / shares
Class of Warrant or Right [Line Items]
Share Price	$ 10.00	$ 10.00	$ 10.00
Class A Common Stock [Member]
Class of Warrant or Right [Line Items]
Share Price	11.50
Warrant [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding | shares		0
Share Price	$ 9.20
Expiration term	5 years
Percentage of gross proceeds on total equity proceeds	60.00%
Warrant [Member] | Class A Common Stock [Member]
Class of Warrant or Right [Line Items]
Share Price	$ 9.20	$ 11.50
PublicWarrantsMember
Class of Warrant or Right [Line Items]
Public Warrants exercisable term from the closing of the initial public offering		12 months
Threshold period for filling registration statement after business combination		30 days
Threshold maximum period for registration statement to become effective after business combination		15 days
Maximum period after business combination in which to file registration statement		60 days
Expiration term		5 years
PublicWarrantsMember | Class A Common Stock [Member]
Class of Warrant or Right [Line Items]
Share Price		$ 9.20
Percentage of gross proceeds on total equity proceeds		60.00%
Threshold consecutive trading days for redemption of public warrants | D		20
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)		115
Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds 18.00 [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Class Of Warrant Or Right, Redemption Price Of Warrants Or Rights	0.01
Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds 18.00 [Member] | Warrant [Member] | Class A Common Stock [Member]
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00
Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds 18.00 [Member] | PublicWarrantsMember
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)		$ 18.00
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)		180
Class Of Warrant Or Right, Redemption Price Of Warrants Or Rights		$ 0.01
Threshold number of business days before sending notice of redemption to warrant holders | D		30
Threshold trading days for redemption of public warrants | D		20
Threshold number of trading days before sending notice of redemption to warrant holders		3 days
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00 | PublicWarrantsMember
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)		$ 10.00
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)		100
Class Of Warrant Or Right, Redemption Price Of Warrants Or Rights		$ 0.10
Threshold number of business days before sending notice of redemption to warrant holders | D		30